Plan Amendments, Changes, and Transfers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 008
EBP, Description of Plan [Line Items]
Total transfers in	$ 35,358,127	$ 0